Document and Entity Information	Jun. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Enhabit, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41406
Entity Tax Identification Number	47-2409192
Entity Address, Address Line One	6688 N. Central Expressway
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75206
City Area Code	214
Local Phone Number	239-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001803737
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EHAB
Security Exchange Name	NYSE